Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee approves and grants equity awards at approximately the same time each year, with awards granted each year at the February meeting. Outside of the annual grant cycle, we may also award equity compensation in connection with a new hire package, retention grant or severance package.
We do not currently grant stock options as part of any of our compensation programs. If stock options were to be granted in the future, FHN would not grant such options in anticipation of the release of material nonpublic information, and the timing of the release of material non-public information would not be based option grant dates.

Award Timing Method	The Compensation Committee approves and grants equity awards at approximately the same time each year, with awards granted each year at the February meeting. Outside of the annual grant cycle, we may also award equity compensation in connection with a new hire package, retention grant or severance package.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false